Loans (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 784,839	$ 773,254	$ 749,931
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	5.00%
Securitised loans	$ 5,821	3,949	4,019
Assets pledged for covered bond programs	43,779	43,029	40,483
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 789,421	777,687	754,401
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ (4,582)	(4,433)	(4,470)
Loans, percentage movement from prior period	3.00%
Loans, percentage movement from same period of prior year	3.00%
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 689,804	678,272	654,489
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 495,058	485,474	472,570
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 10,863	11,289	12,028
Loans, percentage movement from prior period	(4.00%)
Loans, percentage movement from same period of prior year	(10.00%)
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 183,883	181,509	169,891
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	8.00%
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 93,368	93,326	92,865
Loans, percentage movement from same period of prior year	1.00%
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 61,859	61,235	61,081
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	1.00%
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 1,081	1,083	1,116
Loans, percentage movement from same period of prior year	(3.00%)
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 30,428	31,008	30,668
Loans, percentage movement from prior period	(2.00%)
Loans, percentage movement from same period of prior year	(1.00%)
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 6,249	$ 6,089	$ 7,047
Loans, percentage movement from prior period	3.00%
Loans, percentage movement from same period of prior year	(11.00%)